Earnings per share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Calculation of basic and diluted EPS
Basic EPS
The calculation of basic EPS is as follows:

	Six Months Ended 30 June 2023	Six Months Ended 30 June 2022
Earnings[1] (£ million)	112.0	257.9
Weighted average shares used in basic EPS calculation (million)	1,071.2	1,115.2
EPS	10.5p	23.1p
Note
[1]Earnings is equivalent to profit for the period attributable to equity holders of the parent.
Diluted EPS
The calculation of diluted EPS is as follows:

	Six Months Ended 30 June 2023	Six Months Ended 30 June 2022
Diluted earnings[1] (£ million)	112.0	257.9
Weighted average shares used in diluted EPS calculation (million)	1,090.8	1,137.8
Diluted EPS	10.3p	22.7p
Note
[1]Diluted earnings is equivalent to profit for the period attributable to equity holders of the parent.

Reconciliation between shares used in calculating basic and diluted EPS
A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	Six Months Ended 30 June 2023	Six Months Ended 30 June 2022
	m	m
Weighted average shares used in basic EPS calculation	1,071.2	1,115.2
Dilutive share options outstanding	0.8	1.4
Other potentially issuable shares	18.8	21.2
Weighted average shares used in diluted EPS calculation	1,090.8	1,137.8